Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share

	For the years ended June 30,
	2020	2019	2018

Basic earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares	$2,938,239	$(3,269,776)	$2,434,463
Denominator:
Weighted average common shares outstanding	14,689,224	13,843,764	11,517,123
Basic earnings (loss) per share attributable to common shares	$0.20	$(0.24)	$0.21
Diluted earnings (loss) per share calculation:
Numerator:
Net income (loss) attributable to common shares for calculating diluted earnings per share	$2,938,239	$(3,269,776)	$2,434,463
Denominator:
Weighted average common shares outstanding	14,689,224	13,843,764	11,517,123
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	119,244
RSUs	3,075	-	-
Shares used in computing diluted earnings per share attributable to common shares	14,692,299	13,843,764	11,636,367
Diluted earnings (loss) per share attributable to common shares	$0.20	$(0.24)	$0.21